Earnings Per Share (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Corporate Unit, Notional Value | $	$ 1,043
Preferred stock (without par value, 50,000,000 shares authorized; 1,043,050 issued and outstanding at December 31, 2022 and December 31, 2021) | $	$ 838	$ 838
Preferred Stock, Convertible, Initial Conversion Rate	$ 31.5428
Preferred Stock, Convertible, Conversion Price	$ 31.66
Equity Unit, Shares Issued | shares	10,430,500
Corporate Equity Unit, Stated Value Per Share	$ 100
Preferred Stock, Beneficial Ownership Interest in One Share	0.10
Preferred stock, convertible, Final Conversion Rate	$ 31.5846
Preferred Stock, Convertible, Initial Conversion Price	$ 31.70
Share-based Payment Arrangement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share | shares	5,000,000
Weighted Average Number Antidilutive Securities Excluded from Computation of EPS | shares	3,000,000	4,000,000
Equity Unit Purchase Agreements
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share | shares	40,000,000	33,000,000